Income Tax Expense - Schedule of Changes in Deferred Income Tax Assets (Liabilities) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	₩ (1,719)
Ending balance	(2,828)	₩ (1,719)
Deferred tax assets, start of period	1,719	3,590
Increase (decrease)	3,941	(1,871)
Deferred tax assets, end of period	5,660	1,719
Deferred tax liabilities, start of period	0
Increase (decrease)	(2,832)
Deferred tax liabilities, end of period	2,832	0
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	34	12
Increase (decrease)	4	22
Ending balance	38	34
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	398	402
Increase (decrease)	44	(5)
Ending balance	442	398
Other non-current assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	530	505
Increase (decrease)	(328)	25
Ending balance	202	530
Accounts payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,404	1,469
Increase (decrease)	297	(65)
Ending balance	1,701	1,404
Accrued expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	192	177
Increase (decrease)	41	15
Ending balance	233	192
Deferred revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	311	497
Increase (decrease)	(217)	(186)
Ending balance	94	311
Allowance for doubtful account
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	367	285
Increase (decrease)	(68)	82
Ending balance	299	367
Other non-current liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	75	46
Increase (decrease)	6	29
Ending balance	81	75
Lease
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(43)	8
Increase (decrease)	13	(51)
Ending balance	(30)	(43)
Investments in subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(3,759)	(2,577)
Increase (decrease)	968	(1,182)
Ending balance	(2,791)	(3,759)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2)	43
Increase (decrease)	(276)	(45)
Ending balance	(278)	(2)
Sub Total
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(494)	867
Increase (decrease)	485	(1,361)
Ending balance	(9)	(494)
Deferred tax due to carry-forward deficits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	135	0
Increase (decrease)	624	135
Ending balance	759	135
Deferred tax due to tax credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,078	2,723
Increase (decrease)	0	(645)
Ending balance	₩ 2,078	₩ 2,078